Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Changes in the remaining performance obligation contract asset balances
The following presents our contract assets and liabilities from our contracts with customers:

	June 30, 2021	December 31, 2020
(In $ millions)
Accrued revenue	17.1	20.3
Current contract assets	17.1	20.3

Current deferred mobilization and contract preparation revenue (1)	(2.4)	(2.6)
Current contract liability	(2.4)	(2.6)

Non-current deferred mobilization and contract preparation revenue (2)	(3.3)	—
Non-current contract liability	(3.3)	—
Total contract liability	(5.7)	(2.6)

(1) Current deferred mobilization and contract preparation revenue is included in "Other current liabilities" in our Unaudited Consolidated Balance Sheets.

(2) Non-current deferred mobilization and contract preparation revenue is included in "Other liabilities" in our Unaudited Consolidated Balance Sheets.

Disaggregation of revenue

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In $ millions)
Over time	52.3	75.1	97.0	176.3
Point in time	2.5	8.9	6.2	11.8
Total	54.8	84.0	103.2	188.1